Brighthouse Life Insurance Company

11225 North Community House Road

Charlotte, NC 28277

May 3, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Life Insurance Company File No. 333-156867 (Unallocated Group Variable Annuity) Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company (the “Company”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus dated May 1, 2023 and Statement of Additional Information (“SAI”) dated May 1, 2023 being used for certain variable annuity contracts offered by the Company and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 17 for the Account filed electronically with the Commission on April 11, 2023.

If you have any questions, please contact me at (980) 949-4167.

Sincerely, /s/ Alyson Saad
Alyson Saad Managing Corporate Counsel Brighthouse Life Insurance Company